Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities [Line Items]
Total	$ 200,813	$ 198,379
Less: current portion	(8,587)	(4,354)
Non-current portion	192,226	194,025
Marmato
Contract Liabilities [Line Items]
Total	116,813	109,369	$ 64,546
Less: current portion	(8,587)
Non-current portion	108,226
Toroparu
Contract Liabilities [Line Items]
Total	84,000	84,000
PSN
Contract Liabilities [Line Items]
Total	$ 0	$ 5,010